UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

EQUITY FUND

FORM N-Q

JULY 31, 2010

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 0.2%
Yum! Brands Inc.	29,080	$1,201,004

Household Durables - 3.0%
Newell Rubbermaid Inc.	340,350	5,275,425
Toll Brothers Inc.	520,590	9,037,442	*

Total Household Durables		14,312,867

Media - 3.3%
News Corp., Class B Shares	598,780	8,855,956
Walt Disney Co.	208,380	7,020,322

Total Media		15,876,278

Specialty Retail - 2.7%
Staples Inc.	637,414	12,958,627

TOTAL CONSUMER DISCRETIONARY		44,348,776

CONSUMER STAPLES - 12.7%
Beverages - 2.5%
PepsiCo Inc.	182,330	11,835,041

Food & Staples Retailing - 2.1%
Wal-Mart Stores Inc.	194,970	9,980,514

Food Products - 3.9%
Kellogg Co.	210,080	10,514,504
McCormick & Co. Inc., Non Voting Shares	210,790	8,290,371

Total Food Products		18,804,875

Household Products - 2.0%
Procter & Gamble Co.	160,320	9,805,171

Tobacco - 2.2%
Philip Morris International Inc.	204,950	10,460,648

TOTAL CONSUMER STAPLES		60,886,249

ENERGY - 10.5%
Energy Equipment & Services - 3.1%
Diamond Offshore Drilling Inc.	74,510	4,432,600
Halliburton Co.	136,730	4,085,492
National-Oilwell Varco Inc.	163,080	6,386,213

Total Energy Equipment & Services		14,904,305

Oil, Gas & Consumable Fuels - 7.4%
Apache Corp.	65,460	6,256,667
Exxon Mobil Corp.	193,780	11,564,790
Newfield Exploration Co.	122,920	6,571,303	*
Petroleo Brasileiro SA, ADR	134,990	4,913,636
Total SA, ADR	122,060	6,179,898

Total Oil, Gas & Consumable Fuels		35,486,294

TOTAL ENERGY		50,390,599

FINANCIALS - 13.4%
Capital Markets - 1.0%
Charles Schwab Corp.	341,720	5,054,039

Commercial Banks - 4.4%
Comerica Inc.	121,620	4,665,343
Wells Fargo & Co.	599,240	16,616,925

Total Commercial Banks		21,282,268

Consumer Finance - 1.3%
American Express Co.	142,300	6,352,272

Diversified Financial Services - 5.5%
Bank of America Corp.	691,950	9,714,978
JPMorgan Chase & Co.	275,460	11,095,529
Moody’s Corp.	230,180	5,420,739

Total Diversified Financial Services		26,231,246

Insurance - 1.2%
Berkshire Hathaway Inc., Class A Shares	48	5,616,000	*

TOTAL FINANCIALS		$64,535,825

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
HEALTH CARE - 10.3%
Biotechnology - 1.6%
Celgene Corp.	135,890	$7,494,333	*

Health Care Equipment & Supplies - 1.3%
Edwards Lifesciences Corp.	111,880	6,466,664	*

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	299,760	8,983,807

Pharmaceuticals - 5.5%
Abbott Laboratories	128,910	6,326,903
Bristol-Myers Squibb Co.	244,970	6,104,652
Johnson & Johnson	104,100	6,047,169
Novartis AG, ADR	161,010	7,847,628

Total Pharmaceuticals		26,326,352

TOTAL HEALTH CARE		49,271,156

INDUSTRIALS - 13.0%
Aerospace & Defense - 3.5%
Boeing Co.	75,070	5,115,270
Honeywell International Inc.	114,890	4,924,185
Orbital Sciences Corp.	450,140	6,590,050	*

Total Aerospace & Defense		16,629,505

Air Freight & Logistics - 0.9%
United Parcel Service Inc., Class B Shares	64,440	4,188,600

Building Products - 2.0%
Masco Corp.	933,940	9,600,903

Industrial Conglomerates - 2.7%
3M Co.	30,140	2,578,176
General Electric Co.	648,770	10,458,172

Total Industrial Conglomerates		13,036,348

Machinery - 2.3%
Cummins Inc.	74,640	5,942,091
Eaton Corp.	66,440	5,212,882

Total Machinery		11,154,973

Professional Services - 0.1%
Verisk Analytics Inc., Class A Shares	20,890	620,224	*

Road & Rail - 1.5%
Norfolk Southern Corp.	125,340	7,052,882

TOTAL INDUSTRIALS		62,283,435

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 2.5%
Corning Inc.	197,790	3,583,955
Juniper Networks Inc.	297,000	8,250,660	*

Total Communications Equipment		11,834,615

Computers & Peripherals - 4.7%
Apple Inc.	70,930	18,246,743	*
Hewlett-Packard Co.	97,680	4,497,187

Total Computers & Peripherals		22,743,930

Electronic Equipment, Instruments & Components - 2.1%
Dolby Laboratories Inc., Class A Shares	155,390	9,862,603	*

Internet Software & Services - 2.0%
Google Inc., Class A Shares	19,670	9,537,000	*

IT Services - 0.7%
Visa Inc., Class A Shares	49,060	3,598,551

Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding NV, New York Registered Shares	305,001	9,817,982
First Solar Inc.	41,260	5,176,067	*
Texas Instruments Inc.	202,770	5,006,391
Xilinx Inc.	43,050	1,201,956

Total Semiconductors & Semiconductor Equipment		21,202,396

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY			SHARES	VALUE
Software - 4.3%
Autodesk Inc.			232,650	$6,872,481	*
Microsoft Corp.			530,598	13,694,734

Total Software				20,567,215

TOTAL INFORMATION TECHNOLOGY				99,346,310

MATERIALS - 6.1%
Chemicals - 2.3%
Air Products & Chemicals Inc.			89,470	6,493,733
Monsanto Co.			81,250	4,699,500

Total Chemicals				11,193,233

Metals & Mining - 2.5%
Freeport-McMoRan Copper & Gold Inc., Class B Shares			34,050	2,435,937
Newmont Mining Corp.			125,950	7,040,605
United States Steel Corp.			56,700	2,513,511

Total Metals & Mining				11,990,053

Paper & Forest Products - 1.3%
International Paper Co.			262,010	6,340,642

TOTAL MATERIALS				29,523,928

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.			30,866	235,816
Verizon Communications Inc.			128,590	3,736,826

Total Diversified Telecommunication Services				3,972,642

Wireless Telecommunication Services - 1.0%
American Tower Corp., Class A Shares			98,170	4,539,381	*

TOTAL TELECOMMUNICATION SERVICES				8,512,023

UTILITIES - 1.4%
Electric Utilities - 1.4%
Exelon Corp.			160,980	6,733,793

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $403,704,756)				475,832,094

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.9%
Interest in $12,197,000 joint tri-party repurchase agreement dated 7/30/10 with Barclays Capital Inc.; Proceeds at maturity - $4,312,075; (Fully collateralized by U.S. government obligations, 3.375% due 11/15/19; Market value - $4,398,248) (Cost - $4,312,000)	0.210%	8/2/10	$4,312,000	4,312,000

TOTAL INVESTMENTS - 100.0% (Cost - $408,016,756#)				480,144,094
Liabilities in Excess of Other Assets - 0.0%				(81,781)

TOTAL NET ASSETS - 100.0%				$480,062,313

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Equity Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$475,832,094	—	—	$475,832,094
Short-term investments†	—	$4,312,000	—	4,312,000

Total investments	$475,832,094	$4,312,000	—	$480,144,094

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$101,878,660
Gross unrealized depreciation	(29,751,322)

Net unrealized appreciation	$72,127,338

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 27, 2010